Investee Companies and other investments (Details) - Schedule of Information on Operating Results - Dori Energy [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2023
Rate of ownership, Ellomay Luzon Energy	50.00%	50.00%
Income for the year, Ellomay Luzon Energy	€ 8,807	€ (61)
Company’s share, Ellomay Luzon Energy	4,404	(31)
Elimination of interest on loan from related party, Ellomay Luzon Energy	308	1,475
Other adjustments, Ellomay Luzon Energy	(392)	(238)
Company’s share of income of investee, Ellomay Luzon Energy	€ 4,320	€ 1,206